Payable To Platform Investors	12 Months Ended
Dec. 31, 2024
Payable To Platform Investors [Abstract]
Payable To Platform Investors
29.	Payable to platform investors
As of December 31, 2022, 2023 and 2024, payable to platform investors are the investors’ funds whose withdrawal is in processing due to settlement time.